March 19, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	The Roxbury Funds
(Registration Nos. 333-133691; 811-21897)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of The Roxbury Funds (the “Trust”), please find the Interactive Data File relating to the supplement to the Trust’s Prospectus filed on March 6, 2015.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,
GODFREY & KAHN, S.C.
/s/ Ellen Drought
Ellen Drought

cc:	Working Group